Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2018
Vessels under construction [Abstract]
Vessels under construction rollforward
A rollforward of activity within vessels under construction is as follows (in thousands):

Balance December 31, 2016	$180,000
Installment payments and other	29,642
Capitalized interest	361
Transferred to vessels	(203,293)
Balance December 31, 2017	$6,710
Installment payments and other	20,366
Transferred to vessels	(27,076)
Balance December 31, 2018	$—

Schedule of Vessels under Construction	.